Condensed Consolidated Statement of Changes in Equity - EUR (€) € in Thousands	Share capital	Share Premium	Equity Settled Employee Benefit Reserve	Option premium on convertible loan	Translation Reserve	Accumulated Deficit	Total	Non-controlling Interests	Total
Balance at beginning of period at Dec. 31, 2020	€ 2,165	€ 288,757	€ 23,825	€ 280	€ (189)	€ (257,747)	€ 57,091	€ (545)	€ 56,546
Balance at beginning of period (in shares) at Dec. 31, 2020	54,131,553
Result for the period						(43,400)	(43,400)	(40)	(43,440)
Other comprehensive income					461		461		461
Recognition of share-based payments	€ 5	382	4,435				4,822		4,822
Recognition of share-based payments (in shares)	112,657
Issuance of ordinary shares	€ 820	107,657					108,477		108,477
Issuance of ordinary shares (in shares)	20,498,451
Treasury shares transferred (in shares)	(217,933)
Shares options lapsed			(391)			391
Shares options exercised	€ 5	1,150	(821)			821	1,155		1,155
Share options exercised (in shares)	338,653
Balance at end of period at Sep. 30, 2021	€ 2,995	397,946	27,048	280	272	(299,935)	128,606	(585)	128,021
Balance at end of period (in shares) at Sep. 30, 2021	74,863,381
Balance at beginning of period at Dec. 31, 2021	€ 2,995	398,309	28,443	1,426	430	(317,770)	113,833	(604)	113,229
Balance at beginning of period (in shares) at Dec. 31, 2021	74,865,381
Result for the period						(53,724)	(53,724)	223	(53,501)
Other comprehensive income					1,523		1,523		1,523
Recognition of share-based payments			3,256				3,256		3,256
Treasury shares transferred (in shares)	(143,094)
Shares options lapsed			(647)			647
Shares options exercised		33	(362)			362	33		33
Share options exercised (in shares)	143,094
Balance at end of period at Sep. 30, 2022	€ 2,995	€ 398,342	€ 30,690	€ 1,426	€ 1,953	€ (370,485)	€ 64,921	€ (381)	€ 64,540
Balance at end of period (in shares) at Sep. 30, 2022	74,865,381